Expense Example	Nov. 18, 2025 USD ($)
Eubel Brady & Suttman Income and Appreciation Fund | Eubel Brady & Suttman Income and Appreciation Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
Eubel Brady & Suttman Income Fund | Eubel Brady & Suttman Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	$ 230